Exhibit 99.5

Data Compare Summary (Total)

Run Date - 1/12/2026 7:56:06 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	13	0.00%	13
State	0	13	0.00%	13
Zip	0	13	0.00%	13
Note Date	0	13	0.00%	13
Original Loan Amount	0	13	0.00%	13
First Payment Date	0	1	0.00%	13
Original Term	0	2	0.00%	13
Amortization Term	0	12	0.00%	13
Original Interest Rate	0	13	0.00%	13
Borrower Qualifying FICO	0	13	0.00%	13
Coborrower Qualifying FICO	0	8	0.00%	13
Amortization Type	0	13	0.00%	13
Representative FICO	0	13	0.00%	13
Lien Position	0	13	0.00%	13
Occupancy	0	13	0.00%	13
Purpose	0	13	0.00%	13
Appraised Value	0	7	0.00%	13
Contract Sales Price	0	13	0.00%	13
Balloon Flag	0	13	0.00%	13
Original CLTV	0	13	0.00%	13
Original LTV	0	13	0.00%	13
Origination Channel	0	13	0.00%	13
Appraisal Effective Date	0	13	0.00%	13
Investor: Qualifying Total Debt Ratio	2	13	15.38%	13
Initial Rate Lock Date	3	13	23.08%	13
LTV Valuation Value	0	6	0.00%	13
Property Type	0	10	0.00%	13
Interest Only	0	8	0.00%	13
Total	5	314	1.59%	13